Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of maturity of loans and borrowings - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans
Within one year	$ 630	$ 4,780
Years two to five	38,439	9,283
Leases
Within one year	1,551	1,127
Years two to five	$ 2,330	$ 3,094